Restructuring and Tangible Asset Impairment Charges - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012 Facility	Dec. 31, 2011	Jan. 01, 2011 Facility	Jan. 02, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring and tangible asset impairment charges	$ 1,792,000	$ 6,000	$ 8,923,000	$ 71,892,000	$ 10,512,000
Number of closed facilities			4		2
Tangible asset impairment charges			5,000,000	4,000,000
Severance and related costs	469,000	6,000	3,128,000	61,857,000	9,511,000
Assets Held for Sale, impairment charge	1,860,000		2,490,000	4,892,000
Tangible asset impairment charges	1,860,000		7,530,000	9,260,000	2,172,000
Facility closing costs				1,000,000	1,000,000
Restructuring liabilities	74,102,000		77,298,000	90,993,000	48,870,000	55,999,000
Distribution Facilities
Restructuring Cost and Reserve [Line Items]
Number of closed facilities			3	4
Severance and related costs				45,000,000
Tangible asset impairment charges				7,000,000
Administrative Support Services
Restructuring Cost and Reserve [Line Items]
Number of closed facilities			1
Severance and Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities	71,773,000		74,121,000	85,400,000	42,365,000	44,127,000
Multiemployer Pension Withdrawal Charge
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities	65,000,000		67,000,000
Multiemployer Pension Withdrawal Charge | Distribution Facilities
Restructuring Cost and Reserve [Line Items]
Severance and related costs				40,000,000
Multiemployer Pension Withdrawal Charge | Minimum
Restructuring Cost and Reserve [Line Items]
Interest rate on restructuring liabilities	6.50%		6.50%
Multiemployer Pension Withdrawal Charge | Maximum
Restructuring Cost and Reserve [Line Items]
Interest rate on restructuring liabilities	6.70%		6.70%
Unused Leased Facilities
Restructuring Cost and Reserve [Line Items]
Reversal to restructuring liabilities			(2,000,000)		(2,000,000)
Reorganization and Centralization
Restructuring Cost and Reserve [Line Items]
Severance and related costs				17,000,000
Other Assets
Restructuring Cost and Reserve [Line Items]
Assets Held for Sale, impairment charge				2,000,000
Facility Closing Costs
Restructuring Cost and Reserve [Line Items]
Severance and related costs					6,000,000
Restructuring liabilities	2,329,000		3,177,000	5,593,000	6,505,000	11,872,000
Reorganization and Centralization
Restructuring Cost and Reserve [Line Items]
Severance and related costs					2,000,000
Reductions of Administrative Personnel
Restructuring Cost and Reserve [Line Items]
Severance and related costs					$ 2,000,000